Schedule of product warranties (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Opening balance		$ 359	$ 683
Warranty expense		5	147
Reclassification (	[1]		(261)
Utilized		(1)	(154)
Acquisition	[2]		41
Foreign currency translation difference		(7)	(97)
Balance as of March 31		356	359
Non-current portion (included in other liabilities)		24	42
Current portion		$ 332	$ 317

[1]	Relates to a reclassification of certain costs from Product warranties to the Maintenance provision during fiscal year 2023.
[2]	Relates to the acquisition of Trimble’s FSM business.